UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    D. Gregory Parkinson
Address: 5068 W Plano Parkway Suite 277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D. Gregory Parkinson     Plano, TX     May 05, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     85

Form13F Information Table Value Total:     $195,264 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                  COM                 604059105      274     3200 SH       SOLE                     3200
AAG Pfd 7.25% (Call 1/23/09 PFD                                321    12900 SH       SOLE                    12900
Abbott Laboratories         COM                 002824100      269     5774 SH       SOLE                     5774
Agilent Technologies        COM                 00846u101     1670    75228 SH       SOLE                    75228
Alliance Bern Prm Grw Cl A                                     201    11802 SH       SOLE                1    1802
Altria Group                COM                 718154107      300     4591 SH       SOLE                     4591
Amer Electric Pwr           COM                 025537101      259     7600 SH       SOLE                     7600
American Express            COM                 025816109     4355    84778 SH       SOLE                    84778
Automatic Data Processing   COM                 053015103     1600    35594 SH       SOLE                    35594
B I S Y S Group             COM                 055472104      157    10000 SH       SOLE                    10000
Bank of New York            COM                 064057102      304    10480 SH       SOLE                    10480
Berkshire Hathaway Class B  COM                 084670207    38062    13327 SH       SOLE                    13327
Biomet Incorporated         COM                 090613100      262     7224 SH       SOLE                     7224
Boeing                      COM                 097023105     7426   127022 SH       SOLE                   127022
BP PLC ADR                  COM                 055622104     1129    18094 SH       SOLE                    18094
Bravo! Foods Intl           COM                 105666101       12    80000 SH       SOLE                    80000
Bristol-Myers Squibb        COM                 110122108     4195   164765 SH       SOLE                   164765
Burlington Resources        COM                 122014103      333     6650 SH       SOLE                     6650
Cadbury Schweppes Plc       COM                                281     6900 SH       SOLE                     6900
Caterpillar Inc             COM                 149123101      201     2200 SH       SOLE                     2200
Central Fund of Canada Cl A                     153501101    10085  1877951 SH       SOLE                  1877951
ChevronTexaco               COM                 166764100     3420    58652 SH       SOLE                    58652
cisco Systems               COM                 17275R102      286    16002 SH       SOLE                    16002
Citigroup                   COM                 172967101      400     8892 SH       SOLE                     8892
CMKM Diamonds Inc           COM                 125809103        0  1000000 SH       SOLE                  1000000
Coca Cola                   COM                 191219104     1862    44678 SH       SOLE                    44678
Cooper Industries Ltd       COM                 216669101      441     6172 SH       SOLE                     6172
Costco Wholesale            COM                 22160K105     2197    49720 SH       SOLE                    49720
Dell Inc                    COM                 247025109      218     5675 SH       SOLE                     5675
Dow Chemical                COM                 260543103      775    15539 SH       SOLE                    15539
Duke Energy                 COM                 264399106      294    10500 SH       SOLE                    10500
E*Trade Group               COM                 269246104      263    21875 SH       SOLE                    21875
Electronic Data Systems     COM                 285661104     5867   283862 SH       SOLE                   283862
Exxon Mobil                 COM                 30231G102    13519   226824 SH       SOLE                   226824
Forest Labs                 COM                 345838106      336     9100 SH       SOLE                     9100
Gannett                     COM                 364730101      904    11436 SH       SOLE                    11436
Gateway Inc                 COM                 367626108      770   191050 SH       SOLE                   191050
General Electric            COM                 369604103      880    24393 SH       SOLE                    24393
General Motors              COM                 370442105      738    25100 SH       SOLE                    25100
Gillette                    COM                 375766102     3403    67420 SH       SOLE                    67420
H & R Block                 COM                 093671105     4586    90670 SH       SOLE                    90670
Home Depot                  COM                 437076102    11440   299175 SH       SOLE                   299175
Honeywell Intl              COM                 438516106      409    10998 SH       SOLE                    10998
Hubbell Inc Cl B            COM                 443510201      659    12900 SH       SOLE                    12900
Int'l Business Machines     COM                 459200101      796     8716 SH       SOLE                     8716
Invesco Strat Gold Port                                         72    20118 SH       SOLE                2     118
Johnson & Johnson           COM                 478160104     1591    23692 SH       SOLE                    23692
Kimberly-Clark              COM                 494368103      316     4800 SH       SOLE                     4800
Lilly Eli & Company         COM                 532457108      477     9150 SH       SOLE                     9150
Lowe's Companies            COM                 548661107     1395    24430 SH       SOLE                    24430
Lucent Technologies         COM                 549463107       35    12874 SH       SOLE                    12874
Marsh & McLennan            COM                 571748102      284     9340 SH       SOLE                     9340
MBNA Corp                   COM                 55262L100      493    20074 SH       SOLE                    20074
McDermott Int'l             COM                 580037109      303    16000 SH       SOLE                    16000
McDonalds Corp              COM                 580135101     2578    82799 SH       SOLE                    82799
Merck & Co                  COM                 589331107    15171   468668 SH       SOLE                   468668
Moody's Corporation         COM                 615369105      549     6792 SH       SOLE                     6792
Morgan Stanley              COM                 617446448      229     4000 SH       SOLE                     4000
Motorola                    COM                 620076109     6039   403390 SH       SOLE                   403390
New Plan Excel Realty       COM                 648053106      261    10400 SH       SOLE                    10400
Northern Border Ptn LP      COM                 664785102      219     4550 SH       SOLE                     4550
Pepsico                     COM                 713448108     1838    34663 SH       SOLE                    34663
Performance Technologies    COM                 71376K102      281    42150 SH       SOLE                    42150
PetroChina ADR              COM                 71646E100     2861    45250 SH       SOLE                    45250
Pfizer Incorporated         COM                 717081103      462    17600 SH       SOLE                    17600
PNC Financial Services      COM                 693475105     2309    44850 SH       SOLE                    44850
Procter & Gamble            COM                 742718109      722    13617 SH       SOLE                    13617
Royce Total Return Fd                                          144    11868 SH       SOLE                1    1868
Schering CvPfd 6%		                806605606     3869    76925 SH       SOLE                    76925
Schering Plough Corp        COM                 806605101     8557   471471 SH       SOLE                   471471
Sprint Corp                 COM                 852061100      223     9815 SH       SOLE                     9815
Tellabs Inc                 COM                 879664100      276    37854 SH       SOLE                    37854
Texas Instruments           COM                 882508104      244     9576 SH       SOLE                     9576
Thomas & Betts              COM                 884315102      693    21460 SH       SOLE                    21460
TXU Corp                    COM                 873168108     1441    18095 SH       SOLE                    18095
U S Bancorp                 COM                 902973304     3373   117031 SH       SOLE                   117031
United Technologies         COM                 913017109      325     3200 SH       SOLE                     3200
USG Corp                    COM                 903293405     4958   149525 SH       SOLE                   149525
Wachovia Corp               COM                 929903102      960    18853 SH       SOLE                    18853
Wachovia DEPs               PFD                                  0    30400 SH       SOLE                    30400
Washington Mut Invs                                            210     6937 SH       SOLE                     6937
Weingarten Realty           COM                 948741103      255     7375 SH       SOLE                     7375
Wells Fargo & Co            COM                 949746101     4065    67980 SH       SOLE                    67980
Wireless Webconnect         COM                                  0    15000 SH       SOLE                    15000
YUM! Brands                 COM                 895953107     1027    19820 SH       SOLE                    19820